Shareholder Report		3 Months Ended	6 Months Ended	12 Months Ended
		Jan. 12, 2026	Mar. 31, 2026 USD ($) Holding	Sep. 30, 2025
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			Vanguard Wellesley Income Fund
Entity Central Index Key			0000105544
Entity Investment Company Type			N-1A
Document Period End Date			Mar. 31, 2026
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
C000012161
Shareholder Report [Line Items]
Fund Name			Wellesley<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Income Fund
Class Name			Investor Shares
Trading Symbol			VWINX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Vanguard Wellesley Income Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]			The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			 800-662-7447
Additional Information Website			https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 11
Expense Ratio, Percent	[1]		0.22%
Material Change Date				Sep. 30, 2025
AssetsNet			$ 47,413,000,000
Holdings Count | Holding			1,523
InvestmentCompanyPortfolioTurnover			39.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$47,413
Number of Portfolio Holdings	1,523
Portfolio Turnover Rate	39%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	1.4%
Common Stocks	37.3%
Corporate Bonds	42.7%
Sovereign Bonds	0.7%
Taxable Municipal Bonds	3.2%
U.S. Government and Agency Obligations	13.4%
Other Assets and Liabilities—NetFootnote Reference	1.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number			800-662-7447
Updated Prospectus Web Address			https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012162
Shareholder Report [Line Items]
Fund Name			Wellesley<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Income Fund
Class Name			Admiral™ Shares
Trading Symbol			VWIAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Vanguard Wellesley Income Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]			The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			 800-662-7447
Additional Information Website			https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 8
Expense Ratio, Percent	[2]		0.15%
Material Change Date				Sep. 30, 2025
AssetsNet			$ 47,413,000,000
Holdings Count | Holding			1,523
InvestmentCompanyPortfolioTurnover			39.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$47,413
Number of Portfolio Holdings	1,523
Portfolio Turnover Rate	39%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	1.4%
Common Stocks	37.3%
Corporate Bonds	42.7%
Sovereign Bonds	0.7%
Taxable Municipal Bonds	3.2%
U.S. Government and Agency Obligations	13.4%
Other Assets and Liabilities—NetFootnote Reference	1.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number			800-662-7447
Updated Prospectus Web Address			https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000265295
Shareholder Report [Line Items]
Fund Name			Wellington™ U.S. Growth Active ETF
Class Name			ETF Shares
Trading Symbol			VUSG
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Vanguard Wellington™ U.S. Growth Active ETF (the "Fund") for the period of November 14, 2025, to March 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]			The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			 800-662-7447
Additional Information Website			https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13Footnote Reference1	0.35%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	[3]		$ 13
Expense Ratio, Percent	[4]		0.35%
Expenses Short Period Footnote [Text Block]			Costs would be higher for a full year.
Material Change Date		Jan. 12, 2026
AssetsNet			$ 23,000,000
Holdings Count | Holding			38
InvestmentCompanyPortfolioTurnover			26.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$23
Number of Portfolio Holdings	38
Portfolio Turnover Rate	26%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	10.4%
Consumer Discretionary	14.4%
Financials	5.0%
Health Care	6.5%
Industrials	5.1%
Information Technology	53.2%
Other	2.9%
Real Estate	1.9%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 14, 2025 . For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 14, 2025 . For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number			800-662-7447
Updated Prospectus Web Address			https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000265296
Shareholder Report [Line Items]
Fund Name			Wellington™ Dividend Growth Active ETF
Class Name			ETF Shares
Trading Symbol			VDIG
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Vanguard Wellington™ Dividend Growth Active ETF (the "Fund") for the period of November 14, 2025, to March 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]			The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			 800-662-7447
Additional Information Website			https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$15Footnote Reference1	0.40%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	[5]		$ 15
Expense Ratio, Percent	[6]		0.40%
Expenses Short Period Footnote [Text Block]			Costs would be higher for a full year.
Material Change Date		Jan. 12, 2026
AssetsNet			$ 24,000,000
Holdings Count | Holding			35
InvestmentCompanyPortfolioTurnover			21.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$24
Number of Portfolio Holdings	35
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	3.4%
Consumer Discretionary	12.8%
Consumer Staples	7.1%
Energy	0.5%
Financials	24.9%
Health Care	12.5%
Industrials	10.1%
Information Technology	23.0%
Materials	4.3%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 14, 2025 . For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 14, 2025 . For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number			800-662-7447
Updated Prospectus Web Address			https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000265297
Shareholder Report [Line Items]
Fund Name			Wellington™ U.S. Value Active ETF
Class Name			ETF Shares
Trading Symbol			VUSV
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Vanguard Wellington™ U.S. Value Active ETF (the "Fund") for the period of November 14, 2025, to March 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]			The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			 800-662-7447
Additional Information Website			https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11Footnote Reference1	0.30%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	[7]		$ 11
Expense Ratio, Percent	[8]		0.30%
Expenses Short Period Footnote [Text Block]			Costs would be higher for a full year.
Material Change Date		Jan. 12, 2026
AssetsNet			$ 54,000,000
Holdings Count | Holding			89
InvestmentCompanyPortfolioTurnover			26.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$54
Number of Portfolio Holdings	89
Portfolio Turnover Rate	26%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	7.1%
Consumer Discretionary	8.2%
Consumer Staples	6.3%
Energy	8.4%
Financials	15.2%
Health Care	13.3%
Industrials	13.6%
Information Technology	12.8%
Materials	4.8%
Real Estate	4.5%
Utilities	3.6%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments  and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 14, 2025 . For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 14, 2025 . For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number			800-662-7447
Updated Prospectus Web Address			https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Costs would be higher for a full year.
[4]	Annualized.
[5]	Costs would be higher for a full year.
[6]	Annualized.
[7]	Costs would be higher for a full year.
[8]	Annualized.